Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LKCM Funds
Prospectus Date	rr_ProspectusDate	May 01, 2018
Supplement [Text Block]	lkcmf_SupplementTextBlock
LKCM FUNDS

LKCM Small Cap Equity Fund (Institutional Class)

LKCM Small-Mid Cap Equity Fund (Institutional Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Institutional Class) and LKCM Small-Mid Cap Equity Fund (Institutional Class):

1.
In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

2.
In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”

LKCM FUNDS

LKCM Small Cap Equity Fund (Adviser Class)

LKCM Small-Mid Cap Equity Fund (Adviser Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Adviser Class) and LKCM Small-Mid Cap Equity Fund (Adviser Class):

1.
In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

2.
In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”

Institutional | LKCM Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lkcmf_SupplementTextBlock
LKCM FUNDS

LKCM Small Cap Equity Fund (Institutional Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Institutional Class) and LKCM Small-Mid Cap Equity Fund (Institutional Class):

1.
In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

Institutional | LKCM Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lkcmf_SupplementTextBlock
LKCM FUNDS

LKCM Small-Mid Cap Equity Fund (Institutional Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Institutional Class) and LKCM Small-Mid Cap Equity Fund (Institutional Class):

2.
In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”

Adviser | LKCM Small Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lkcmf_SupplementTextBlock
LKCM FUNDS

LKCM Small Cap Equity Fund (Adviser Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Adviser Class) and LKCM Small-Mid Cap Equity Fund (Adviser Class):

1.
In the LKCM Small Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Smaller companies are those with market capitalizations at the time of investment between $600 million and $5 billion.”

Adviser | LKCM Small-Mid Cap Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	lkcmf_SupplementTextBlock
LKCM FUNDS

LKCM Small-Mid Cap Equity Fund (Adviser Class)

Supplement dated August 3, 2018

to the Prospectus dated May 1, 2018

This Supplement serves as notification of the following changes regarding the LKCM Small Cap Equity Fund (Adviser Class) and LKCM Small-Mid Cap Equity Fund (Adviser Class):

2.
In the LKCM Small-Mid Cap Equity Fund Summary Section, the third sentence of the first paragraph under “Principal Investment Strategies” is deleted and replaced with the following: “Small-mid capitalization companies are those with market capitalizations at the time of investment between $1.25 billion and $12 billion.”